Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
New and increase in existing provisionsa	$ 4,355
Provisions, discounted cash flow, nominal interest rate	4.00%	3.50%
Liabilities for decommissioning costs, weighted average recognition period	17 years	17 years
Environmental expenditures and liabilities, weighted average recognition period	6 years	6 years
Provision For Decommissioning Costs, Nominal Rate Of Inflation	1.50%	1.50%
Provision For Costs Other Than Decommissioning, Nominal Rate Of Inflation	2.00%	2.00%
Change In nominal interest rate	100.00%
Reduction to provision through change in discount rate	$ 991
Charges for provisions, net of write-back of unused provisions, including change in discount rate	2,333	$ 4,077	$ 3,720
Provision for decommissioning | Within ten years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	5,500	5,600
Provision for decommissioning | Ten to twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	5,800	5,300
Provision for decommissioning | Later than twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	6,600	6,000
Assets previously sold | Provision for decommissioning
Disclosure of other provisions [line items]
New and increase in existing provisionsa	600	800
1.0 percentage point increase [Member]
Disclosure of other provisions [line items]
Reduction to provision through change in discount rate	1,600	1,800
Increase (Decrease) Through Change In Discount Rate, Other Provisions, Impact On Income Statement	400	500
1.0 percentage point increase [Member] | Provision for decommissioning
Disclosure of other provisions [line items]
Increase (decrease) through change in inflation rate, provisions	1,900	2,000
Increase (Decrease) Through Change In Inflation Rate, Provisions, Impact On Income Statement	500	500
Change in timing of future expenditure [Member] | Provision for decommissioning
Disclosure of other provisions [line items]
Charges for provisions, net of write-back of unused provisions, including change in discount rate	600	500
Ten Percentage Point Increase
Disclosure of other provisions [line items]
Increase (decrease) in provision for decommissioning costs, as result of increased expense	1,100	1,200
Increase (decrease) future decommissioning expenditure, impact on income statement	$ 200	$ 300